Subsequent Event	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Event

25. SUBSEQUENT EVENT

Normal Course Issuer Bid

Subsequent to December 31, 2018, the Company purchased 3,216,363 Common Shares for cancellation and 76,119 Common Shares to satisfy stock-based compensation awards, each under an existing normal course issuer bid for cash consideration of $168 million.